Financial Risk Management - Market Risk - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proceeds from issue of bonds, notes and debentures	$ (10,743.0)	$ 5,677.1
Notional amount	6,506.4	6,396.9
Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value	$ 20,561.5	10,290.8
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate on investments	2.00%
Increment change in interest rate on investments	1.00%
Interest rate risk | Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value	$ 20,561.5	10,290.8
Bonds, U.S. treasury
Disclosure of nature and extent of risks arising from financial instruments [line items]
Purchases of bonds, notes and debentures	8,642.2	2,960.7
Bonds, Canadian government
Disclosure of nature and extent of risks arising from financial instruments [line items]
Purchases of bonds, notes and debentures	928.6
Bonds, U.S. states and municipalities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proceeds from issue of bonds, notes and debentures	2,050.5
U.S. treasury bond forward contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 471.9	$ 1,693.8